Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2020